1 Operations (Details 3)	12 Months Ended
Dec. 31, 2019
Hydroelectric Power Plant Gov. Jayme Canet Junior [Member]
Disclosure of joint operations [line items]
Joint operation name	Hydroelectric Power Plant Gov. Jayme Canet Júnior Mauá (Note 17.5)
Interest	51.00%
Other consortium members	Eletrosul Centrais Elétricas S.A. (49%)
Hydroelectric Power Plant Baixo Iguacu [Member]
Disclosure of joint operations [line items]
Joint operation name	Hydroelectric Power Plant Baixo Iguaçu (Note 17.5.1)
Interest	30.00%
Other consortium members	Geração Céu Azul S.A (subsidiary of Neoenergia S.A.) (70%)